Intangible Asset - Schedule of Intangible Asset (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
At cost:
Intangible asset, gross	$ 2,338,028
Less: accumulated amortization	(438,380)
Total	1,899,648
Backlog [Member]
At cost:
Intangible asset, gross	$ 2,338,028